Segment Information - Reconciliation of Revenues (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 9,863	$ 6,360	$ (2,014)	$ 2,962	$ 6,694	$ 2,221	$ 1,277	$ 2,419	$ 1,706	$ 958	$ 9,863	[1]	$ 6,360	[1]	$ 3,546
Net gains (losses) on derivatives and investments	$ (837)	$ (5,365)	(4,199)	(196)	2,938	(1,566)	(1,696)	(420)	(388)	(2,840)	(3,023)	[1]	(5,344)	[1]	(6,891)
Net investment income on funds withheld assets			$ 317	$ 313	$ 364	$ 260	$ 304	$ 299	$ 294	$ 291	1,254	[1]	1,188	[1]	792
Operating Segments
Segment Reporting Information [Line Items]
Total revenues											6,389		7,557		6,851
Net gains (losses) on derivatives and investments											40		153		127
Segment Reconciling Items
Segment Reporting Information [Line Items]
Fees attributed to guarantee benefit reserves											3,077		2,855		2,509
Net gains (losses) on derivatives and investments											(878)		(5,519)		(6,578)
Net investment income (loss) related to noncontrolling interests											43		262		(3)
Consolidated investments											(22)		17		(25)
Net investment income on funds withheld assets											$ 1,254		$ 1,188		$ 792

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.